FPA New Income Fund
SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 94.2%
	ASSET-BACKED SECURITIES — 43.5%
	AUTO — 8.7%
	Ally Auto Receivables Trust
$8,996,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$9,114,465
	BMW Vehicle Owner Trust
25,298,000	Series 2022-A, Class A4, 3.440%, 12/26/2028	24,524,843
6,776,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	6,874,647
	Capital One Prime Auto Receivables Trust
15,513,000	Series 2022-2, Class A4, 3.690%, 12/15/2027	15,027,229
	CarMax Auto Owner Trust
63,819,000	Series 2022-3, Class A4, 4.060%, 2/15/2028	62,176,465
19,152,000	Series 2022-3, Class B, 4.690%, 2/15/2028	18,843,735
21,176,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	21,279,241
10,892,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	10,886,578
20,637,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	20,815,289
	Flagship Credit Auto Trust
17,609,000	Series 2021-2, Class C, 1.270%, 6/15/2027(a)	16,706,028
	Ford Credit Auto Owner Trust
400,000	Series 2020-B, Class B, 1.190%, 1/15/2026	396,181
14,487,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	14,411,631
7,137,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	7,179,514
	GM Financial Consumer Automobile Receivables Trust
25,555,000	Series 2022-3, Class A4, 3.710%, 12/16/2027	24,987,960
15,767,000	Series 2023-1, Class A4, 4.590%, 7/17/2028	15,656,380
13,758,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	13,997,748
	GM Financial Revolving Receivables Trust
38,305,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	34,661,003
49,942,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	50,830,768
12,704,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	13,285,490
	Honda Auto Receivables Owner Trust
6,350,000	Series 2022-2, Class A4, 3.760%, 12/18/2028	6,216,521
	Hyundai Auto Receivables Trust
14,340,000	Series 2022-B, Class A4, 3.800%, 8/15/2028	14,003,161
10,743,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	10,940,755
	Mercedes-Benz Auto Receivables Trust
10,006,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	9,824,255
	Nissan Auto Receivables Owner Trust
13,366,000	Series 2022-B, Class A4, 4.450%, 11/15/2029	13,235,683
15,538,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	15,545,987
	Porsche Financial Auto Securitization Trust
17,279,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	17,104,086
	Prestige Auto Receivables Trust
13,545,000	Series 2021-1A, Class C, 1.530%, 2/15/2028(a)	12,882,557
	SFS Auto Receivables Securitization Trust
8,951,000	Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	8,951,540

FPA New Income Fund
SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
	Toyota Auto Loan Extended Note Trust
$54,519,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	$52,540,664
43,813,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	44,143,276
	Toyota Auto Receivables Owner Trust
10,600,000	Series 2022-C, Class A4, 3.770%, 2/15/2028	10,337,398
16,189,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	16,015,339
19,879,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	19,810,324
25,523,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	25,668,667
	Volkswagen Auto Loan Enhanced Trust
11,637,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	11,609,143
	World Omni Auto Receivables Trust
14,612,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	14,536,085
21,627,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	21,539,424
10,417,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	10,468,867
		717,028,927
	COLLATERALIZED LOAN OBLIGATION — 5.5%
	ABPCI Direct Lending Fund CLO X LP
19,397,000	Series 2020-10A, Class A1A, 7.627% (3-Month Term SOFR+221.161 basis points), 1/20/2032(a),(b)	19,378,127
	BTC Offshore Holdings Fund
13,312,039	8.324%, 10/20/2029(c),(d)	13,312,039
	Cerberus Loan Funding XL LLC
10,299,000	Series 2023-1A, Class A, 7.794% (3-Month Term SOFR+240 basis points), 3/22/2035(a),(b)	10,308,619
	Cerberus Loan Funding XLI LLC
51,840,000	Series 2023-2A, Class A1, 7.944% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	52,183,906
	Cerberus Loan Funding XLIII LLC
52,569,000	Series 2023-4A, Class A, 7.822% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	52,562,692
	Fortress Credit Opportunities IX CLO Ltd.
118,776,000	Series 2017-9A, Class A1TR, 7.205% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	118,301,727
	Golub Capital Partners CLO 42M Ltd.
13,772,000	Series 2019-42A, Class A2, 7.677% (3-Month Term SOFR+226.161 basis points), 4/20/2031(a),(b)	13,772,000
	Golub Capital Partners CLO 45M Ltd.
17,314,000	Series 2019-45A, Class B1, 8.227% (3-Month Term SOFR+281.161 basis points), 10/20/2031(a),(b)	16,990,211
	Golub Capital Partners CLO 67M Ltd.
43,478,000	Series 2023-67A, Class A1, 7.866% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	43,560,739

FPA New Income Fund
SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	COLLATERALIZED LOAN OBLIGATION (Continued)
	Helios Issuer LLC
$7,257,783	Series 2023-GRID1, Class 1A, 5.750%, 12/20/2050(a)	$7,525,073
	Lake Shore MM CLO III LLC
11,083,000	Series 2019-2A, Class A2R, 2.525%, 10/17/2031(a)	10,553,499
	Owl Rock CLO VI Ltd.
66,692,000	Series 2021-6A, Class A, 7.082% (3-Month Term SOFR+171.161 basis points), 6/21/2032(a),(b)	66,180,672
	VCP CLO II Ltd.
30,122,574	Series 2021-2A, Class A1, 7.326% (3-Month Term SOFR+193.161 basis points), 4/15/2031(a),(b)	30,019,223
		454,648,527
	CREDIT CARD — 3.6%
	American Express Credit Account Master Trust
53,566,000	Series 2022-2, Class A, 3.390%, 5/15/2027	52,453,938
66,293,000	Series 2023-2, Class A, 4.800%, 5/15/2030	66,991,085
77,963,000	Series 2023-4, Class A, 5.150%, 9/15/2030	80,073,762
	Chase Issuance Trust
45,545,000	Series 2023-A2, Class A, 5.080%, 9/15/2030	46,752,321
	Discover Card Execution Note Trust
50,645,000	Series 2022-A2, Class A, 3.320%, 5/15/2027	49,561,643
		295,832,749
	EQUIPMENT — 14.9%
	ARI Fleet Lease Trust
10,094,000	Series 2022-A, Class A3, 3.430%, 1/15/2031(a)	9,853,749
	Avis Budget Rental Car Funding AESOP LLC
4,211,000	Series 2021-2A, Class A, 1.660%, 2/20/2028(a)	3,781,217
13,136,000	Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	12,918,683
38,251,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	38,487,066
48,017,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	49,104,134
34,038,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	34,971,509
	CNH Equipment Trust
7,414,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	7,227,434
6,738,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	6,679,845
17,009,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	17,302,011
	Coinstar Funding LLC
11,992,310	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	10,368,398
	Dell Equipment Finance Trust
5,100,000	Series 2022-2, Class B, 4.400%, 7/22/2027(a)	5,014,927
4,700,000	Series 2022-2, Class C, 4.740%, 7/22/2027(a)	4,589,553
	Enterprise Fleet Financing LLC
32,246,000	Series 2022-2, Class A3, 4.790%, 5/21/2029(a)	31,922,469

FPA New Income Fund
SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
$9,703,000	Series 2022-3, Class A3, 4.290%, 7/20/2029(a)	$9,462,380
28,811,000	Series 2023-1, Class A3, 5.420%, 10/22/2029(a)	28,960,313
18,980,000	Series 2022-4, Class A3, 5.650%, 10/22/2029(a)	19,192,688
37,963,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	38,065,534
34,823,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	36,223,073
	Ford Credit Floorplan Master Owner Trust A
5,070,000	Series 2020-2, Class A, 1.060%, 9/15/2027	4,740,974
78,931,000	Series 2018-4, Class A, 4.060%, 11/15/2030	76,628,141
	GMF Floorplan Owner Revolving Trust
18,848,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	19,130,518
	GreatAmerica Leasing Receivables
16,501,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	16,352,343
	GreatAmerica Leasing Receivables Funding LLC
17,738,000	Series 2022-1, Class A4, 5.350%, 7/16/2029(a)	17,885,672
	Hertz Vehicle Financing III LLC
31,918,000	Series 2023-4A, Class A, 6.150%, 3/25/2030(a)	33,048,947
	Hertz Vehicle Financing III LP
44,631,000	Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	40,399,316
	Hertz Vehicle Financing LLC
11,875,000	Series 2022-4A, Class A, 3.730%, 9/25/2026(a)	11,562,329
38,642,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	35,008,732
72,333,000	Series 2022-5A, Class A, 3.890%, 9/25/2028(a)	68,392,219
	HPEFS Equipment Trust
5,634,000	Series 2022-2A, Class C, 4.430%, 9/20/2029(a)	5,462,699
	John Deere Owner Trust
17,226,000	Series 2022-B, Class A4, 3.800%, 5/15/2029	16,804,035
15,675,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	15,693,145
11,706,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	11,709,564
15,742,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	16,076,258
	Kubota Credit Owner Trust
34,050,000	Series 2022-2A, Class A4, 4.170%, 6/15/2028(a)	33,145,578
12,897,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	12,959,958
9,456,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	9,413,536
	M&T Equipment Notes
9,785,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	9,831,761
	MMAF Equipment Finance LLC
24,567,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	24,780,111
7,081,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	6,236,539
	NextGear Floorplan Master Owner Trust
72,271,000	Series 2022-1A, Class A2, 2.800%, 3/15/2027(a)	69,955,199
	Prop
14,407,406	Series 2017-1A, 5.300%, 3/15/2042(c),(d)	12,282,313

FPA New Income Fund
SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
	Verizon Master Trust
$77,914,000	Series 2022-4, Class A, 3.400%, 11/20/2028	$76,182,354
34,616,000	Series 2022-4, Class B, 3.640%, 11/20/2028	34,022,478
8,987,000	Series 2022-4, Class C, 3.890%, 11/20/2028	8,865,952
37,943,000	Series 2022-6, Class A, 3.670%, 1/22/2029	37,234,331
59,567,000	Series 2023-3, Class A, 4.730%, 4/21/2031(a)	59,113,910
76,585,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	79,182,304
		1,226,226,199
	NON-AGENCY — 0.3%
	Progress Residential Trust
27,217,000	Series 2023-SFR2, Class A, 4.500%, 10/17/2028(a)	26,299,330

	OTHER — 10.5%
	ABPCI Direct Lending Fund ABS I Ltd.
34,227,704	Series 2020-1A, Class A, 3.199%, 12/20/2030(a)	32,643,817
	ABPCI Direct Lending Fund ABS II LLC
26,204,000	Series 2022-2A, Class A1, 7.487% (3-Month Term SOFR+210 basis points), 3/1/2032(a),(b)	26,148,500
	Cologix Data Centers US Issuer LLC
58,068,000	Series 2021-1A, Class A2, 3.300%, 12/26/2051(a)	52,232,526
	DataBank Issuer
14,750,000	Series 2021-1A, Class A2, 2.060%, 2/27/2051(a)	13,346,456
	Elm Trust
6,519,372	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	6,240,956
6,513,066	Series 2020-4A, Class A2, 2.286%, 10/20/2029(a)	6,179,890
	FCI Funding LLC
1,982,423	Series 2021-1A, Class A, 1.130%, 4/15/2033(a)	1,954,679
	Golub Capital Partners ABS Funding Ltd.
26,084,775	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	24,529,053
50,503,531	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	47,490,339
95,445,000	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	87,493,191
	Louisiana Local Government Environmental Facilities & Community Development Auth Rev.
38,683,391	3.615%, 2/1/2029	37,817,850
	Monroe Capital ABS Funding Ltd.
43,431,934	Series 2021-1A, Class A2, 2.815%, 4/22/2031(a)	42,120,289
	Oklahoma Development Finance Authority
28,308,459	4.135%, 12/1/2033	27,661,809
10,600,097	4.285%, 2/1/2034	10,418,337
23,605,124	3.877%, 5/1/2037	22,823,133
	Oportun Funding XIV LLC
5,165,777	Series 2021-A, Class A, 1.210%, 3/8/2028(a)	4,946,475

FPA New Income Fund
SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	Oportun Issuance Trust
$64,181,000	Series 2021-C, Class A, 2.180%, 10/8/2031(a)	$59,279,767
	PFS Financing Corp.
105,379,000	Series 2022-A, Class A, 2.470%, 2/15/2027(a)	101,998,631
21,651,000	Series 2022-A, Class B, 2.770%, 2/15/2027(a)	20,840,406
77,233,000	Series 2022-C, Class A, 3.890%, 5/15/2027(a)	75,656,613
11,913,000	Series 2022-C, Class B, 4.390%, 5/15/2027(a)	11,688,919
71,781,000	Series 2022-D, Class A, 4.270%, 8/15/2027(a)	70,302,584
	SpringCastle America Funding LLC
13,351,380	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	12,276,568
	Texas Natural Gas Securitization Finance Corp.
8,561,000	5.102%, 4/1/2035	8,724,840
	TVEST LLC
1,225,722	Series 2020-A, Class A, 4.500%, 7/15/2032(a)	1,219,005
	Vantage Data Centers Issuer LLC
19,214,000	Series 2020-1A, Class A2, 1.645%, 9/15/2045(a)	17,735,796
	VCP RRL ABS I Ltd.
35,820,659	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	33,076,940
	WEPCo Environmental Trust Finance LLC
9,664,729	Series 2021-1, Class A, 1.578%, 12/15/2035	8,295,623
		865,142,992
	TOTAL ASSET-BACKED SECURITIES
	(Cost $3,630,863,400)	3,585,178,724
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.1%
	AGENCY — 12.3%
	Federal Home Loan Mortgage Corp.
38,614,000	Series K051, Class A2, 3.308%, 9/25/2025	37,648,403
3,600,000	Series K054, Class A2, 2.745%, 1/25/2026	3,465,552
87,324,000	Series K057, Class A2, 2.570%, 7/25/2026	83,421,228
13,173,000	Series K058, Class A2, 2.653%, 8/25/2026	12,575,301
78,737,137	Series K061, Class A2, 3.347%, 11/25/2026(b)	76,435,218
41,061,276	Series K062, Class A2, 3.413%, 12/25/2026	39,890,857
16,539,000	Series K063, Class A2, 3.430%, 1/25/2027(b)	16,070,725
9,702,802	Series K065, Class A2, 3.243%, 4/25/2027	9,360,836
7,223,000	Series K066, Class A2, 3.117%, 6/25/2027	6,936,003
8,509,735	Series K068, Class A2, 3.244%, 8/25/2027	8,186,827
12,338,034	Series K072, Class A2, 3.444%, 12/25/2027	11,920,514
29,086,020	Series K073, Class A2, 3.350%, 1/25/2028	27,984,896
16,051,256	Series K076, Class A2, 3.900%, 4/25/2028	15,751,407
4,086,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	3,999,374
30,559,000	Series K079, Class A2, 3.926%, 6/25/2028	29,978,361
25,020,308	Series K080, Class A2, 3.926%, 7/25/2028(b)	24,530,648

FPA New Income Fund
SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$62,589,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	$61,259,309
46,777,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	45,815,475
24,028,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	23,649,888
68,841,723	Series K084, Class A2, 3.780%, 10/25/2028(b)	66,914,155
27,924,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	27,469,799
27,195,714	Series K089, Class A2, 3.563%, 1/25/2029	26,176,022
25,293,822	Series K091, Class A2, 3.505%, 3/25/2029	24,265,297
3,986,000	Series K093, Class A2, 2.982%, 5/25/2029	3,724,227
84,442,000	Series K095, Class A2, 2.785%, 6/25/2029	77,971,108
60,450,000	Series K094, Class A2, 2.903%, 6/25/2029	56,136,252
40,814,000	Series K097, Class A2, 2.508%, 7/25/2029	37,041,929
90,012,000	Series K096, Class A2, 2.519%, 7/25/2029	81,816,425
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,691,000	Series K088, Class A2, 3.690%, 1/25/2029	4,542,570
42,350,000	Series K090, Class A2, 3.422%, 2/25/2029	40,477,592
2,376,000	Series K092, Class A2, 3.298%, 4/25/2029	2,255,012
4,042,000	Series K103, Class A2, 2.651%, 11/25/2029	3,678,252
1,370,000	Series K105, Class A2, 1.872%, 1/25/2030	1,187,097
1,355,000	Series K104, Class A2, 2.253%, 1/25/2030	1,203,496
17,591,000	Series K109, Class A2, 1.558%, 4/25/2030	14,877,829
7,589,000	Series K114, Class A2, 1.366%, 6/25/2030	6,292,608
		1,014,910,492
	AGENCY STRIPPED — 0.4%
	Government National Mortgage Association
10,956,935	Series 2014-77, Class IO, 0.575%, 12/16/2047(b)	100,327
301,400	Series 2012-25, Class IO, 0.398%, 8/16/2052(b)	54
16,575,939	Series 2012-150, Class IO, 0.437%, 11/16/2052(b)	267,010
14,801,178	Series 2012-114, Class IO, 0.622%, 1/16/2053(b)	297,388
36,332,651	Series 2012-125, Class IO, 0.178%, 2/16/2053(b)	232,464
36,569,569	Series 2012-79, Class IO, 0.353%, 3/16/2053(b)	473,272
938,224	Series 2012-45, Class IO, 0.000%, 4/16/2053(b),(e)	1
20,103,286	Series 2013-45, Class IO, 0.075%, 12/16/2053(b)	14,754
6,980,243	Series 2013-125, Class IO, 0.231%, 10/16/2054(b)	98,276
24,544,381	Series 2014-157, Class IO, 0.190%, 5/16/2055(b)	169,783
28,948,611	Series 2014-153, Class IO, 0.341%, 4/16/2056(b)	376,416
66,380,460	Series 2014-175, Class IO, 0.535%, 4/16/2056(b)	1,116,499
5,253,844	Series 2014-138, Class IO, 0.536%, 4/16/2056(b)	101,084
66,695,572	Series 2014-187, Class IO, 0.616%, 5/16/2056(b)	1,489,699
5,582,279	Series 2015-41, Class IO, 0.167%, 9/16/2056(b)	42,932
1,472,568	Series 2015-108, Class IO, 0.337%, 10/16/2056(b)	17,584
11,879,179	Series 2014-110, Class IO, 0.108%, 1/16/2057(b)	68,792
27,760,781	Series 2015-19, Class IO, 0.295%, 1/16/2057(b)	411,018

FPA New Income Fund
SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY STRIPPED (Continued)
$16,814,722	Series 2015-7, Class IO, 0.454%, 1/16/2057(b)	$334,815
44,794,505	Series 2015-169, Class IO, 0.257%, 7/16/2057(b)	569,065
7,610,013	Series 2015-150, Class IO, 0.365%, 9/16/2057(b)	145,322
38,855,760	Series 2016-125, Class IO, 0.815%, 12/16/2057(b)	1,529,374
29,196,817	Series 2016-65, Class IO, 0.493%, 1/16/2058(b)	708,983
84,253,214	Series 2016-106, Class IO, 0.969%, 9/16/2058(b)	3,845,957
42,013,866	Series 2020-43, Class IO, 1.261%, 11/16/2061(b)	3,174,627
53,839,086	Series 2020-71, Class IO, 1.102%, 1/16/2062(b)	3,743,922
99,824,462	Series 2020-75, Class IO, 0.870%, 2/16/2062(b)	6,063,168
125,749,704	Series 2020-42, Class IO, 0.937%, 3/16/2062(b)	7,861,972
		33,254,558
	NON-AGENCY — 7.4%
	A10 Bridge Asset Financing LLC
5,648,319	Series 2021-D, Class A1FX, 2.589%, 10/1/2038(a)	5,436,946
	ACRE Commercial Mortgage Ltd.
5,866,795	Series 2021-FL4, Class A, 6.303% (1-Month Term SOFR+94.448 basis points), 12/18/2037(a),(b)	5,871,398
	ACRES Commercial Realty Ltd.
55,331,593	Series 2021-FL1, Class A, 6.676% (1-Month Term SOFR+131.448 basis points), 6/15/2036(a),(b)	54,303,183
13,444,000	Series 2021-FL2, Class A, 6.876% (1-Month Term SOFR+151.448 basis points), 1/15/2037(a),(b)	13,399,877
	Arbor Realty Commercial Real Estate Notes Ltd.
45,859,000	Series 2021-FL2, Class A, 6.576% (1-Month Term SOFR+121.448 basis points), 5/15/2036(a),(b)	45,567,791
59,062,000	Series 2021-FL4, Class A, 6.826% (1-Month Term SOFR+146.448 basis points), 11/15/2036(a),(b)	58,659,303
57,822,000	Series 2022-FL1, Class A, 6.789% (30-Day SOFR Average+145 basis points), 1/15/2037(a),(b)	57,462,151
35,540,000	Series 2022-FL2, Class A, 7.212% (1-Month Term SOFR+185 basis points), 5/15/2037(a),(b)	35,539,890
	BBCMS Trust
9,829,932	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	9,245,943
	BDS Ltd.
10,199,186	Series 2021-FL8, Class A, 6.393% (1-Month Term SOFR+103.448 basis points), 1/18/2036(a),(b)	10,178,697
	BX Commercial Mortgage Trust
28,900,000	Series 2021-VOLT, Class E, 7.476% (1-Month Term SOFR+211.448 basis points), 9/15/2036(a),(b)	27,635,220
	HERA Commercial Mortgage Ltd.
40,575,894	Series 2021-FL1, Class A, 6.523% (1-Month Term SOFR+116.448 basis points), 2/18/2038(a),(b)	39,803,110

FPA New Income Fund
SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
	Independence Plaza Trust
$11,081,000	Series 2018-INDP, Class A, 3.763%, 7/10/2035(a)	$10,580,218
	JPMBB Commercial Mortgage Securities Trust
7,303,193	Series 2015-C31, Class A3, 3.801%, 8/15/2048	7,013,983
	KREF Ltd.
19,179,000	Series 2021-FL2, Class A, 6.546% (1-Month Term SOFR+118.448 basis points), 2/15/2039(a),(b)	18,782,374
	LCCM Trust
9,108,411	Series 2021-FL2, Class A, 6.676% (1-Month Term SOFR+131.448 basis points), 12/13/2038(a),(b)	9,024,760
	LoanCore Issuer Ltd.
7,071,445	Series 2021-CRE5, Class A, 6.776% (1-Month Term SOFR+141.448 basis points), 7/15/2036(a),(b)	6,996,799
	MF1 Ltd.
8,904,576	Series 2020-FL4, Class A, 7.176% (1-Month Term SOFR+181.448 basis points), 11/15/2035(a),(b)	8,905,197
	Progress Residential Trust
13,809,395	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	11,934,736
14,323,782	Series 2021-SFR7, Class A, 1.692%, 8/17/2040(a)	12,230,867
8,797,640	Series 2021-SFR9, Class A, 2.013%, 11/17/2040(a)	7,571,338
56,733,773	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	49,637,785
	Ready Capital Mortgage Financing LLC
8,544,601	Series 2021-FL5, Class A, 6.471% (1-Month Term SOFR+111.448 basis points), 4/25/2038(a),(b)	8,517,382
	Shelter Growth CRE Issuer Ltd.
4,604,027	Series 2021-FL3, Class A, 6.556% (1-Month Term SOFR+119.448 basis points), 9/15/2036(a),(b)	4,586,397
	STWD Ltd.
33,694,384	Series 2021-FL2, Class A, 6.673% (1-Month Term SOFR+131.448 basis points), 4/18/2038(a),(b)	32,934,964
	TRTX Issuer Ltd.
37,857,000	Series 2022-FL5, Class A, 6.989% (30-Day SOFR Average+165 basis points), 2/15/2039(a),(b)	37,190,857
	VMC Finance LLC
20,143,100	Series 2021-HT1, Class A, 7.123% (1-Month Term SOFR+176.448 basis points), 1/18/2037(a),(b)	19,740,401
		608,751,567
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,684,156,930)	1,656,916,617
	CORPORATE BANK DEBT — 0.9%
	Axiom Global, Inc.
22,601,282	10.206% (1-Month USD Libor+475 basis points), 10/1/2026(b),(d),(f)	21,866,741

FPA New Income Fund
SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BANK DEBT (Continued)
	Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan
$952,112	10.198% (1-Month Term SOFR+0.000 basis points), 11/12/2027(c),(d),(f),(g)	$918,798
	Capstone Acquisition Holdings, Inc. 2020 Term Loan
18,440,272	10.198% (1-Month Term SOFR+0.000 basis points), 11/12/2027(c),(d),(f)	17,795,047
	Frontier Communications Holdings LLC
23,144,528	9.213% (3-Month USD Libor+375 basis points), 10/8/2027(b),(d),(f)	22,739,498
	JC Penney Corp., Inc.
27,218,054	9.384% (3-Month USD Libor+425 basis points), 6/23/2025*,(b),(d),(f)	2,722
	Lealand Finance Company B.V. Senior Exit LC
12,477,102	10.105%, 6/30/2024(c),(d),(f),(g),(h)	(4,366,986)
	McDermott Tanks Secured LC
4,292,898	5.127%, 12/31/2026(c),(d),(f),(g)	(686,864)
	Windstream Services LLC
12,996,514	11.699% (1-Month Term SOFR+625 basis points), 9/21/2027(b),(d),(f)	12,260,001
	TOTAL CORPORATE BANK DEBT
	(Cost $76,549,017)	70,528,957
	CORPORATE BONDS — 8.3%
	COMMUNICATIONS — 0.1%
	Frontier Communications Holdings LLC
5,925,000	5.875%, 10/15/2027(a)	5,710,219
	CONSUMER DISCRETIONARY — 0.2%
	Amazon.com, Inc.
22,427,000	1.650%, 5/12/2028	20,164,643
	FINANCIALS — 4.3%
	American Tower Trust 1
77,012,000	5.490%, 3/15/2028(a)	77,949,390
	Apollo Debt Solutions BDC Senior Notes
26,023,000	8.620%, 9/28/2028(c),(d),(f),(g)	26,023,000
	Ares Capital Corp.
41,510,000	2.875%, 6/15/2028	36,676,472
	Blackstone Private Credit Fund
33,271,000	3.250%, 3/15/2027	30,507,278
	Blue Owl Credit Income Corp.
40,949,000	4.700%, 2/8/2027	38,769,383
49,529,000	7.750%, 9/16/2027	51,289,127
22,579,000	7.950%, 6/13/2028(a)	23,290,742
	Oaktree Strategic Credit Fund
27,351,000	8.400%, 11/14/2028(a)	28,784,020
	SBA Tower Trust
14,427,000	1.631%, 11/15/2026(a)	12,574,820
17,196,000	2.328%, 1/15/2028(a)	14,512,077
12,423,000	6.599%, 1/15/2028(a)	12,362,121
		352,738,430

FPA New Income Fund
SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE — 0.5%
	Heartland Dental LLC/Heartland Dental Finance Corp.
$40,809,000	10.500% (1-Month Term SOFR+0.000 basis points), 4/30/2028(a),(d),(f)	$42,543,382
	TECHNOLOGY — 0.5%
	Hlend Senior Notes
42,500,000	8.170%, 3/15/2028(c),(d)	42,500,000
	UTILITIES — 2.7%
	Brazos Securitization LLC
9,560,553	5.014%, 9/1/2031(a)	9,602,917
	Cleco Securitization I LLC
21,572,719	4.016%, 3/1/2031	20,952,503
	Consumers 2023 Securitization Funding LLC
22,847,000	5.210%, 9/1/2031(c)	22,837,249
	DTE Electric Securitization Funding II LLC
29,726,000	5.970%, 3/1/2033	31,100,827
	Kansas Gas Service Securitization I LLC
49,237,745	5.486%, 8/1/2032	50,320,380
	PG&E Recovery Funding LLC
38,588,432	5.045%, 7/15/2032	38,781,374
	PG&E Wildfire Recovery Funding LLC
47,672,956	4.022%, 6/1/2031	46,284,429
		219,879,679
	TOTAL CORPORATE BONDS
	(Cost $675,429,025)	683,536,353
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 16.5%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
	Federal National Mortgage Association
1,245,289	Series 2012-144, Class PD, 3.500%, 4/25/2042	1,204,838
611,769	Series 2013-93, Class PJ, 3.000%, 7/25/2042	583,513
		1,788,351
	AGENCY POOL ADJUSTABLE RATE — 0.5%
	Fannie Mae Pool
10,707,548	1.971% (30-Day SOFR Average+207.6 basis points), 8/1/2051(b)	9,411,276
	Freddie Mac Non Gold Pool
10,398,414	1.680% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	8,914,752
8,405,755	2.546% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	7,483,033
12,512,444	2.161% (30-Day SOFR Average+217.7 basis points), 5/1/2053(b)	10,996,385
		36,805,446
	AGENCY POOL FIXED RATE — 11.7%
	Fannie Mae Pool
82,729,036	1.500%, 12/1/2035	72,497,969
111,250,914	1.500%, 8/1/2036	97,249,197

FPA New Income Fund
SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$13,632,801	1.500%, 9/1/2036	$11,882,934
33,360,594	1.500%, 10/1/2036	29,078,525
106,830,369	1.000%, 12/1/2036	90,054,358
120,440,360	1.000%, 3/1/2037	101,527,116
7,297,292	2.000%, 11/1/2040	6,285,005
17,042,084	2.500%, 5/1/2041	15,137,323
10,190,460	2.000%, 7/1/2041	8,738,617
66,729,245	1.500%, 10/1/2041	54,749,711
98,742,362	1.500%, 11/1/2041	81,015,689
24,186,802	2.000%, 8/1/2042	20,740,889
35,320,304	3.500%, 4/1/2044	33,149,494
	Federal Home Loan Mortgage Corp.
1,475,126	2.500%, 11/1/2027	1,416,895
1,066,153	2.500%, 2/1/2028	1,025,210
544,609	2.500%, 8/1/2028	521,274
60,714,481	2.500%, 11/1/2028	58,197,872
	Federal National Mortgage Association
586,061	2.500%, 1/1/2028	562,927
29,960,334	2.500%, 11/1/2030	28,646,697
3,674,641	2.500%, 10/1/2031	3,526,153
36,576,806	2.500%, 2/1/2035	35,082,625
	Freddie Mac Pool
110,901,625	1.500%, 11/1/2035	97,186,466
6,496,866	1.000%, 7/1/2036	5,492,374
32,890,825	1.500%, 8/1/2036	28,669,054
24,561,943	1.500%, 10/1/2036	21,409,243
43,226,149	2.000%, 5/1/2042	37,067,685
29,183,823	2.000%, 8/1/2042	24,971,260
		965,882,562
	AGENCY STRIPPED — 0.0%
	Federal National Mortgage Association
342,284	Series 2010-43, Class MK, 5.500%, 5/25/2040	344,166

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 4.3%
	Cascade Funding Mortgage Trust
9,326,751	Series 2021-HB6, Class A, 0.898%, 6/25/2036(a),(b)	8,898,933
	CFMT LLC
12,312,493	Series 2021-HB7, Class A, 1.151%, 10/27/2031(a),(b)	11,886,628
15,406,000	Series 2021-HB7, Class M1, 2.125%, 10/27/2031(a),(b)	14,520,201
	Citigroup Mortgage Loan Trust
2,243,679	Series 2014-A, Class A, 4.000%, 1/25/2035(a),(b)	2,119,237
	PRET LLC

FPA New Income Fund
SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$10,758,992	Series 2021-NPL6, Class A1, 2.487%, 7/25/2051(a),(i)	$10,321,751
52,982,383	Series 2021-NPL5, Class A1, 2.487%, 10/25/2051(a),(i)	50,267,397
	Pretium Mortgage Credit Partners I LLC
22,564,700	Series 2021-NPL2, Class A1, 1.992%, 6/27/2060(a),(i)	21,612,684
34,874,198	Series 2021-NPL4, Class A1, 2.363%, 10/27/2060(a),(i)	33,174,273
	PRPM LLC
14,582,633	Series 2021-2, Class A1, 2.115%, 3/25/2026(a),(b)	14,132,275
18,152,553	Series 2021-9, Class A1, 2.363%, 10/25/2026(a),(i)	17,141,802
23,684,310	Series 2021-10, Class A1, 2.487%, 10/25/2026(a),(i)	22,355,175
26,965,711	Series 2021-11, Class A1, 2.487%, 11/25/2026(a),(i)	25,511,863
	Towd Point Mortgage Trust
17,512,964	Series 2018-2, Class A1, 3.250%, 3/25/2058(a),(b)	16,924,591
10,893,397	Series 2018-5, Class A1A, 3.250%, 7/25/2058(a),(b)	10,550,011
8,403,792	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	7,389,424
23,415,688	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	22,013,456
	VCAT LLC
2,101,800	Series 2021-NPL1, Class A1, 5.289%, 12/26/2050(a),(i)	2,069,648
13,915,397	Series 2021-NPL2, Class A1, 2.115%, 3/27/2051(a),(i)	13,455,458
	VOLT C LLC
13,374,172	Series 2021-NPL9, Class A1, 1.992%, 5/25/2051(a),(i)	12,647,581
	VOLT XCIV LLC
17,523,741	Series 2021-NPL3, Class A1, 2.239%, 2/27/2051(a),(i)	16,922,466
	VOLT XCV LLC
17,148,126	Series 2021-NPL4, Class A1, 2.240%, 3/27/2051(a),(i)	16,523,936
		350,438,790
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,352,233,341)	1,355,259,315
	U.S. TREASURY NOTES & BONDS — 4.9%
	United States Treasury Note
286,538,000	4.375%, 11/30/2028	293,261,413
106,471,000	4.625%, 9/30/2030	111,021,922
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $392,653,740)	404,283,335
	TOTAL BONDS & DEBENTURES
	(Cost $7,811,885,453)	7,755,703,301

Number of Shares
	COMMON STOCKS — 1.7%
	METALS & MINING — 0.7%
43,018,605	Boart Longyear Group Ltd.*,(j)	57,634,671

FPA New Income Fund
SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE SERVICES — 0.1%
520,208	Copper Property CTL Pass Through Trust(d)	$5,254,101
	TRANSPORTATION & LOGISTICS — 0.9%
3,806,420	PHI Group, Inc.*,(c),(d),(j)	76,128,400
	TOTAL COMMON STOCKS
	(Cost $139,264,410)	139,017,172
	SHORT-TERM INVESTMENTS — 3.7%
	MONEY MARKET INVESTMENTS — 1.1%
87,761,520	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.14%(k)	87,761,520

Principal Amount
	TREASURY BILLS — 2.6%
$218,704,000	United States Treasury Bill, 3.18%, 1/4/2024(l)	218,608,864
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $306,370,384)	306,370,384

	TOTAL INVESTMENTS — 99.6%
	(Cost $8,257,520,247)	8,201,090,857
	Other Assets in Excess of Liabilities — 0.4%	31,296,357
	TOTAL NET ASSETS — 100.0%	$8,232,387,214

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

US – United States

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,532,426,056, which represents 42.91% of Net Assets.
(b)	Variable or floating rate security.
(c)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 2.51% of Net Assets. The total value of these securities is $206,742,996.
(d)	Restricted securities. These restricted securities constituted 3.51% of total net assets at December 31, 2023, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees.
(e)	Zero-coupon bond.

FPA New Income Fund
SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

(f)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(g)	As of December 31, 2023, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. At December 31, 2023, unfunded commitments totaled $16,770,000.
(h)	All or a portion of the loan is unfunded.
(i)	Step rate security.
(j)	Affiliated company.
(k)	The rate is the annualized seven-day yield at period end.
(l)	Treasury bill discount rate.

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Apollo Debt Solutions BDC Senior Notes, 8.620%, 09/28/2028	08/10/2023	$26,023,000	$26,023,000	0.32%
Axiom Global, Inc., 10.206% (1-Month USD Libor+475 basis points),10/01/2026	11/18/2021	22,447,090	21,866,741	0.26%
BTC Offshore Holdings Fund, 8.324%, 10/20/2029	10/25/2021	13,312,039	13,312,039	0.16%
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 10.198% (1-Month Term SOFR+0.000 basis points),11/12/2027	04/30/2021	949,158	918,798	0.01%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 10.198% (1-Month Term SOFR+0.000 basis points), 11/12/2027	04/30/2021	18,333,833	17,795,047	0.22%
Copper Property CTL Pass Through Trust	10/05/2017	25,752,396	5,254,101	0.06%
Frontier Communications Holdings LLC, 9.213% (3-Month USD Libor+375 basis points), 10/08/2027	04/09/2021	22,983,590	22,739,498	0.28%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.500% (1-Month Term SOFR+0.000 basis points),04/30/2028	08/02/2021	40,388,252	42,543,382	0.52%
Hlend Senior Notes, 8.170%, 03/15/2028	02/16/2023	42,500,000	42,500,000	0.52%
JC Penney Corp., Inc., 9.384% (3-Month USD Libor+425 basis points), 06/23/2025	02/03/2021	-	2,722	0.00%
Lealand Finance Company B.V. Senior Exit LC, 10.105%, 06/30/2024	02/28/2020	(28,324)	(4,366,986)	-0.05%
McDermott Tanks Secured LC, 5.127%, 12/31/2026	02/28/2020	(9,672)	(686,864)	-0.01%
PHI Group, Inc.	08/19/2019	31,131,405	76,128,400	0.92%
Prop Series 2017-1A, 5.300%, 03/15/2042	02/09/2017	14,400,057	12,282,313	0.15%
Windstream Services LLC, 11.699% (1-Month Term SOFR+625 basis points), 09/21/2027	08/11/2020	11,873,342	12,260,001	0.15%
		$270,056,166	$288,572,192	3.51%

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Affiliated Security	Beginning Value September 30, 2023	Purchases or Conversions	Sales or Conversions	Net Realized Gain (Loss) on Sales Affiliated Investment	Change in Unrealized Appreciation (Depreciation)	Ending Value December 31, 2023	Investment Income (Loss)
Boart Longyear Group Ltd.	$60,537,070	$-	$-	$-	$(19,324,621)	$41,212,449	$-
PHI Group, Inc.	47,580,250	-	-	-	21,886,915	69,467,165	-
Total	$108,117,320	$-	$-	$-	$2,562,294	$110,679,614	$-